OPERATING LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
OPERATING LEASES

NOTE 7- OPERATING LEASES

The Company’s leases consist of operating leases for office space in PRC, India, Japan and the United States. The Company determines if an arrangement is a lease at inception. As of December 31, 2020, the Company had no long-term leases that were classified as a financing lease. As of December 31, 2020, the Company did not have additional operating leases that have not yet commenced.

Total operating lease expenses for the year ended December 31, 2020 were $1.5 million, including $0.8 million in cost of net sales and $0.7 million in operating expense on the consolidated statement of comprehensive income (loss).

As of December 31, 2020, the Company recognized operating lease ROU assets of $1.2 million and total lease liabilities $1.5 million, including a current portion of $1.2 million for operating leases.

	For the year ended December 31, 2020	For the year ended December 31, 2019
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$1,337	$1,790
Right-of-use assets obtained in exchange the new lease obligations:
Operating leases	$1,183	$2,860
Weighted average remaining lease term
Operating leases	1.3 years	1.9 years
Weighted average discount rate
Operating leases	4.53%	4.38%

Maturities of lease liabilities as of December 31, 2020 are as follows:

Amount
(in thousands)
2021	$1,263
2022	182
2023	82
2024	—
2025	—
Thereafter	—
Total future lease payments	1,527
Less: Imputed interest	54
Total lease liability balance	$1,473